THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.7%
	Shares	Value
Communication Services — 15.2%
Alphabet, Cl A	4,350	$1,361,550
Alphabet, Cl C	3,465	1,087,317
Electronic Arts	1,291	263,790
Meta Platforms, Cl A	3,564	2,352,561
Netflix *	6,999	656,226
Omnicom Group	8,057	650,603
Walt Disney	15,291	1,739,657
		8,111,704
Consumer Discretionary — 6.1%
Ralph Lauren, Cl A	2,844	1,005,667
Ross Stores	5,766	1,038,687
Tapestry	5,246	670,281
Ulta Beauty *	885	535,434
		3,250,069
Consumer Staples — 3.5%
Costco Wholesale	1,841	1,587,568
Kimberly-Clark	2,592	261,507
		1,849,075
Financials — 10.0%
Everest Group	3,561	1,208,425
Loews	17,402	1,832,605
Moody's	3,172	1,620,416
MSCI, Cl A	1,169	670,691
		5,332,137
Health Care — 6.4%
Agilent Technologies	3,844	523,053
Danaher	5,278	1,208,240
Henry Schein *	6,833	516,438
Stryker	3,353	1,178,479
		3,426,210
Industrials — 11.5%
Automatic Data Processing	5,546	1,426,598
Nordson	6,073	1,460,131
Paychex	9,214	1,033,626
Veralto	6,528	651,364
Xylem	11,551	1,573,015
		6,144,734

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
DECEMBER 31, 2025
(UNAUDITED)

COMMON STOCK** — continued
	Shares	Value
Information Technology — 41.8%
Adobe *	1,478	$517,285
Advanced Micro Devices *	5,889	1,261,188
Amphenol, Cl A	14,213	1,920,745
Apple	9,668	2,628,342
Arista Networks *	8,447	1,106,810
Autodesk *	1,758	520,386
Cadence Design Systems *	1,670	522,009
CDW	3,679	501,080
International Business Machines	3,503	1,037,624
KLA	1,507	1,831,125
Lam Research	12,782	2,188,023
Microsoft	5,437	2,629,442
NVIDIA	15,112	2,818,388
Salesforce	4,082	1,081,363
ServiceNow *	6,863	1,051,343
Synopsys *	1,435	674,048
		22,289,201
Materials — 2.0%
Avery Dennison	5,744	1,044,719

Real Estate — 3.2%
American Tower, Cl A ‡	3,019	530,046
Kimco Realty ‡	58,395	1,183,666
		1,713,712
Total Common Stock
(Cost $41,613,768)		53,161,561

Total Investments - 99.7%
(Cost $41,613,768)		$53,161,561

Percentages are based on Net Assets of $53,308,968.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡	Real Estate Investment Trust.

Cl — Class

MSCI — Morgan Stanley Capital International

RAM-QH-001-1100